Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents.
Schedule of cash and cash equivalents

	December 31,
	2019	2018	2017
	(Euro, in thousands)
Cash at banks	€907,939	€358,016	€288,052
Term deposits	953,677	733,537	713,446
Money market funds	—	199,243	149,711
Cash on hand	—	—	3
Total cash and cash equivalents	€1,861,616	€1,290,796	€1,151,211